Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments [Abstract]
Summary of Prepayments

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Advances to suppliers and contractors	55,891	41,798
Prepaid taxes	15,241	13,905
Prepaid fees and licenses	1,182	1,335
Prepaid benefit costs (Note 26)	1,021	342
Prepaid rent	401	417
Prepaid repairs and maintenance	228	458
Prepaid insurance (Note 25)	130	142
Prepaid selling and promotions	12	24
Other prepayments	2,660	1,810
	76,766	60,231
Less current portion of prepayments	10,657	11,298
Noncurrent portion of prepayments	66,109	48,933